4. BANK LOAN (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Bank Loan Tables Abstract
Maturities on bank loan
12 months ending:
September 30, 2019	$7,687
September 30, 2020	224,978
$232,665

Years ending:
March 31, 2019	$7,497
March 31, 2020	228,916
$236,413